Schedule of Marketable Securities (Details) (USD $)	Jan. 31, 2015	Apr. 30, 2014
Marketable Securities	$ 352,775	$ 0
Certificates of Deposit [Member]
Marketable Securities	100,341	0
Mutual Funds [Member]
Marketable Securities	$ 252,434	$ 0